Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	$ 79.3	$ 69.5	$ 60.8
Derivative financial assets	12.9	11.7
Derivative financial liabilities	21.8	127.6
Borrowings	1,526.9	1,845.8
Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,689.8	1,952.4
Investments - listed [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments	42.4	47.9
Environmental trust funds [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	7.4	7.2
Environmental trust funds [member] | Financial assets not measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	71.9	62.3
Trade receivables from provisional copper concentrate sales [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	23.7	22.8
Asanko redeemable preference shares [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Redeemable preference shares	92.6	95.5
Warrants [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	12.9	11.7
Oil derivative contracts [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	15.1	0.0
Oil derivative contracts [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	0.0	1.1
Copper derivative contracts [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	14.0	0.0
Gold derivative contracts [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	127.3
Gold derivative contracts [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	27.3	0.0
Foreign Currency Derivative Contracts [Member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.3
Foreign Currency Derivative Contracts [Member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	86.0	0.0
Loan Advanced Contractor [Member] | Financial assets not measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced - contractor	68.4	0.0
Level 1 [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,156.3	1,700.4
Level 1 [member] | Investments - listed [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Investments	42.4	47.9
Level 2 [member] | Environmental trust funds [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	7.4	7.2
Level 2 [member] | Environmental trust funds [member] | Financial assets not measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	71.9	62.3
Level 2 [member] | Trade receivables from provisional copper concentrate sales [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	23.7	22.8
Level 2 [member] | Warrants [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	12.9	11.7
Level 2 [member] | Oil derivative contracts [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	15.1	0.0
Level 2 [member] | Oil derivative contracts [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	0.0	1.1
Level 2 [member] | Copper derivative contracts [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	14.0	0.0
Level 2 [member] | Gold derivative contracts [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	127.3
Level 2 [member] | Gold derivative contracts [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	27.3	0.0
Level 2 [member] | Foreign Currency Derivative Contracts [Member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.3
Level 2 [member] | Foreign Currency Derivative Contracts [Member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial assets	86.0	0.0
Level 3 [Member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	533.5	252.0
Level 3 [Member] | Asanko redeemable preference shares [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Redeemable preference shares	92.6	95.5
Level 3 [Member] | Loan Advanced Contractor [Member] | Financial assets not measured at fair value [member]
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced - contractor	$ 68.4	$ 0.0